CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)		$ (67,226,000)
Changes in operating assets and liabilities:
Accounts payable		(45,000)
Net cash used in operating activities		(43,230,000)
Cash Flows from Investing Activities
Net cash provided by (used in) investing activities		29,544,000
Cash Flows from Financing Activities:
Net cash provided by financing activities		49,790,000
Net increase in cash and cash equivalents		36,100,000
Supplemental cash flow activities:
Cash paid for income taxes		545,000
GRAF INDUSTRIAL CORP.
Cash Flows from Operating Activities:
Net income (loss)	$ 4,075,806	(13,922,930)
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned on investments held in Trust Account	(1,125,181)	(5,239,790)
Change in fair value of warrant liability	(3,448,173)	17,365,901
General and administrative costs paid by Sponsor in exchange for issuance of common stock	8,500	0
Changes in operating assets and liabilities:
Prepaid expenses	(101,363)	71,896
Accounts payable	61,390	(82,173)
Accrued expenses	15,000	(14,500)
Franchise tax payable	103,013	96,987
Income tax payable	214,655	(59,347)
Net cash used in operating activities	(196,353)	(1,783,956)
Cash Flows from Investing Activities
Investment income released from Trust Account to pay franchise and income taxes	0	1,141,945
Cash deposited in Trust Account	(243,765,120)	0
Net cash provided by (used in) investing activities	(243,765,120)	1,141,945
Cash Flows from Financing Activities:
Payment of offering costs	(5,438,052)	(100,564)
Proceeds from note payable from related parties	130,100	0
Repayment of note payable and advances from related parties	(130,100)	0
Proceeds received from initial public offering of common stock and warrant liability	243,765,120	0
Proceeds received from issuance of warrant liability in private placement	7,075,302	0
Net cash provided by financing activities	245,402,370	(100,564)
Net increase in cash and cash equivalents	1,440,897	(742,575)
Cash - beginning of the period	0	1,440,897
Cash - end of the period	1,440,897	698,322
Supplemental disclosure of noncash activities:
Change in value of common stock subject to possible redemption	225,767,960	(13,938,491)
Deferred offering costs paid by Sponsor in exchange for issuance of common stock	16,500	0
Deferred offering costs included in accounts payable	48,787	0
Deferred offering costs included in accrued expenses	85,000	0
Supplemental cash flow activities:
Cash paid for income taxes	$ 0	$ 1,138,630